Derivative Instruments - Schedule of Notional Amounts of Outstanding (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$ (334)	$ 342
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	88	18
Total derivative instruments	$ (246)	$ 360